Offsets	Oct. 28, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Navient Corporation
Form or Filing Type	S-8
File Number	333-279739
Initial Filing Date	May 28, 2024
Fee Offset Claimed	$ 16,529.81
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	7,338,831
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 111,990,561.06
Termination / Withdrawal Statement	Navient previously paid registration fees of $16,529.81 associated with certain unsold and unissued securities from the Prior Registration Statement. Navient has terminated the offering of such unsold and unissued securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the registration fee due under this Registration Statement by $16,529.81.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Navient Corporation
Form or Filing Type	S-8
File Number	333-279739
Filing Date	May 28, 2024
Fee Paid with Fee Offset Source	$ 16,529.81
Offset Note	Navient previously paid registration fees of $16,529.81 associated with certain unsold and unissued securities from the Prior Registration Statement. Navient has terminated the offering of such unsold and unissued securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the registration fee due under this Registration Statement by $16,529.81.